Merger Agreement (Details) - USD ($)		9 Months Ended
	Aug. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Merger Agreement (Textual)
Purchase price per share			$ 10.00	$ 10.00
Class A Common Stock [Member]
Merger Agreement (Textual)
Business combination, description		At the Special Meeting, stockholders holding 211,561 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a redemption price of approximately $10.29 per share. As a result, approximately $2,176,000 in cash was removed from the Trust Account to pay such holders and 29,803,439 shares of Class A common stock remained outstanding.
Purchase price per share	$ 10.00
Aggregate purchase price amount	$ 323,250,000
Issuance of common stock	32,325,000
Business combination closing, description		The Business Combination (the “Closing”) consists of 175 million newly issued shares of Class A common stock valued at $10.00 per share. In addition, Canoo shareholders have the right to receive up to an additional 15 million shares of the Company’s Class A common stock if certain share price thresholds are achieved within five years of the closing date of the Business Combination. At the Closing, each outstanding ordinary share of Canoo, par value of $0.0001 per share (“Canoo Ordinary Shares”), including each of the outstanding preference shares of Canoo, par value $0.0001 per share, designated as A Series Preference Shares and designated as A-1 Series Preference Shares that will have been converted into Canoo Ordinary Shares immediately prior to the Closing, will be cancelled and automatically converted into the right to receive a pro rata portion of (x) the 175 million shares of Class A common stock of the Company that the Company will issue at the Closing and (y) up to 15 million shares of Class A common stock that may be issued if certain share prices of HCAC Class A common stock are achieved and other conditions set forth in the Merger Agreement are satisfied.
Sponsor [Member]
Merger Agreement (Textual)
Business combination, description		(i) the Sponsor will exchange all of its 11,739,394 outstanding Private Placement Warrants (Note 5) for 2,347,879 newly issued shares of Class B common stock, (ii) the Sponsor will forfeit an equivalent number of existing shares of Class B common stock to the Company for no consideration, and (iii) if at the Closing the sum of (A)(1) the amount of cash available in the Trust Account, less (2) all amounts to be paid by the Company pursuant to the exercise of redemption rights (Note 1), plus (B) the amount of gross proceeds received by the Company from the PIPE Financing (without, for the avoidance of doubt, taking into account any transaction fees, costs and expenses paid or required to be paid in connection with the Business Combination and the PIPE Financing) is less than $350 million, then 500,000 shares of Class B common stock held by the Sponsor (which shares will automatically convert into shares of Class A common stock at the effective time of the closing) will become unvested and subject to certain vesting conditions if certain share price thresholds are achieved within two years of the closing date of the Business Combination. Following the Closing, the Company intends to change its name to Canoo Inc.